Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Property Plant And Equipment [Abstract]
Depreciation and amortization expense for property and equipment	$ 1,100	$ 1,100	$ 3,274	$ 4,228	$ 5,256	$ 4,682	$ 4,207